FAIR VALUE DISCLOSURES, Part 4 (Details) (USD $)								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Amended Warrant [Member]	Dec. 31, 2012 Amended Warrant [Member]	Dec. 31, 2011 Amended Warrant [Member]	Dec. 31, 2013 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2013 Income Approach [Member] Impaired Loans Commercial [Member]	Dec. 31, 2012 Income Approach [Member] Impaired Loans Commercial [Member]	Dec. 31, 2012 Income Approach [Member] Other Real Estate Commercial [Member]	Dec. 31, 2013 Present Value of Net Servicing Revenue [Member]	Dec. 31, 2012 Present Value of Net Servicing Revenue [Member]	Dec. 31, 2013 Sales Comparison Approach [Member] Payment Plan Receivable [Member]	Dec. 31, 2013 Sales Comparison Approach [Member] Impaired Loans Commercial [Member]	Dec. 31, 2012 Sales Comparison Approach [Member] Impaired Loans Commercial [Member]	Dec. 31, 2013 Sales Comparison Approach [Member] Impaired Loans Mortgage [Member]	Dec. 31, 2012 Sales Comparison Approach [Member] Impaired Loans Mortgage [Member]	Dec. 31, 2013 Sales Comparison Approach [Member] Other Real Estate Commercial [Member]	Dec. 31, 2012 Sales Comparison Approach [Member] Other Real Estate Commercial [Member]	Dec. 31, 2012 Sales Comparison Approach [Member] Other Real Estate Mortgage and Installment [Member]
Quantitative information of fair value of liability under unobservable inputs [Abstract]
(Liability) Fair Value			$ 0	$ (459,000)	$ (174,000)
Asset (Liability) Fair Value [Abstract]
Capitalized mortgage loan servicing rights						7,773,000	8,814,000
Impaired loan [Abstract]
Commercial						5,597,000	13,190,000
Mortgage						1,795,000	3,074,000
Other real estate [Abstract]
Commercial						1,606,000	3,276,000
Mortgage and Installment						1,623,000	3,999,000
Payment Plan Receivables	60,638,000	84,692,000				2,668,000
Unobservable Inputs Weighted Average [Abstract]
Discount rate (in hundredths)											10.09%	11.00%
Cost to service											81	83
Ancillary income											$ 29	$ 43
Float rate (in hundredths)											1.79%	0.84%
Adjustment for differences between comparable sales (in hundredths)													10.40%	(1.90%)	16.70%	3.20%	9.50%	(5.70%)	(12.40%)	(6.30%)
Capitalization rate (in hundredths)								9.30%	10.80%	12.30%								55.70%